Note 13 - Commitments and Contingencies (Details Textual) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Total Capital Commitments at Period End	$ 36,058
Number of Vessels Ordered	5
Line of Credit Facility, Maximum Borrowing Capacity	$ 400,000
Construction and Installation of Scrubbers, Number of Existing Vessels for Which Amounts are Payable	10
Construction and Installation of Scrubbers, Amount Financed	$ 9,134
Construction and Installation of Scrubbers, Number of Vessels Financed	5
Ainsley Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 63,607
Ambrose Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	66,325
Kemp Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	63,750
Hyde Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	62,833
Skerrett Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 63,917
Ainsley Maritime Co., Ambrose Maritime Co., Kemp Maritime Co. and Hyde Maritime Co.and Skerrett Maritime Co. [Member]
Debt Guarantee Percentage	100.00%
Future Minimum Contractual Charter Revenues Assumptions [Member]
Time Charter Arrangements Remaining Terms Period (Month)	10 years 270 days
Revenue Days Per Annum (Day)	1 year